Certain transactions	6 Months Ended
Jun. 30, 2014
Certain transactions [Abstract]
Certain transactions

NOTE 3 - CERTAIN TRANSACTIONS

IRS Settlement

The Company was subject to a tax examination for one of its subsidiaries in the United States by the Internal Revenue Service ‘IRS' for the tax years 2002 to 2004. In connection with this examination, a subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325. Management vigorously contested the merit of the proposed adjustments and established a reserve of $10,690. In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329, including $877 in interest. In August 2012, the Company filed an Offer in Compromise Form with the IRS to reduce the amount payable to the IRS under the settlements citing unfavorable financial condition of its American subsidiaries. In July 2013, the IRS accepted the Company's offer to settle all outstanding amounts for $200, which has been paid in full as of December 2013.

The total amount of unrecognized income tax benefits regarding the IRS in the accompanying consolidated statements of operations is $0 and $2,346, of which $0 and $1,221 is presented as part of the discontinued operations as of June 30, 2014 and 2013, respectively.

The total amount of unrecognized interest income regarding the IRS in the accompanying consolidated statements of operations is $0 and $906, of which $0 and $626 is presented as part of the discontinued operations as of June 30, 2014 and 2013, respectively.

Acquisition of Company in Germany

During the second quarter of 2013 the Company purchased a German Company, which operates in the field of professional operating security services and specializes in passenger and freight control at Frankfurt Airport. The operations of the new subsidiary are consolidated in the accompanying consolidated statements of operations starting from May 1, 2013. During the period ended June 30, 2014 and 2013 the German's subsidiary revenue was $21,883 and $3,330, respectively.